As filed with the Securities and Exchange Commission on June 13, 2025

Registration No.	33-73734

811-08264

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 57

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 57

TRANSAMERICA VARIABLE FUNDS

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (914) 627-3000

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

Brian Stallworth, Esquire

Transamerica Retirement Solutions

1801 California St., Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

 X  immediately upon filing pursuant to paragraph (b)

    on (May 1, 2025) pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(1)

    on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

    New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3years preceding this filing)

    Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

    If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

 X  Insurance Company relying on Rule 12h-7 under the Exchange Act

    Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Registrant is filing this post-effective amendment (the “Amendment”) for the purpose of supplementing the Statement of Additional Information for the Transamerica Variable Funds dated May 1, 2025 included in the Registration Statement. The sole purpose of the amendment is to include the opinion, dated April 3, 2025, that was inadvertently omitted from the May 1, 2025 filing. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Parts A and B filed in Post-Effective Amendment No. 56 to the Registration Statement (File No. 33-73734) and Amendment No. 56 to the Registration Statement (File No. 811 08264) are hereby incorporated by reference to the extent required by applicable law.

TRANSAMERICA VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS

Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

Supplement dated June 13, 2025

to the

Statement of Additional Information

Dated May 1, 2025

Effective immediately, the Statement of Additional Information (SAI) is hereby amended as follows.

This Supplement updates certain information in the above referenced SAI. Except as indicated in this Supplement, all other information included in the SAI remains unchanged. We will send you another copy of the applicable SAI or any supplement without charge upon request. Please contact our Administrative Office referenced in the SAI.

This Supplement must be accompanied or preceded by the applicable SAI.

Please read this Supplement carefully and retain it for future reference.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2024

	Government Money Market	Short-Term Bond	Inflation Opportunities	Core Bond	High Yield Bond
Assets:
Investment in mutual fund, at net asset value	$23,810,998	$6,535,107	$10,551,650	$18,519,338	$2,539,309
Receivable for investment sold	—	—	—	1,159	—
Receivable for units sold	3,608	977	1,260	1,683	390
Dividends receivable	95,013	25,179	—	77,544	15,660

Total assets	23,909,619	6,561,263	10,552,910	18,599,724	2,555,359

Liabilities:
Payable for investment purchased	96,914	26,078	1,090	77,544	15,970
Payable for units redeemed	1,707	78	170	2,842	80
Accrued mortality and expense risk fees	29,391	6,398	10,337	19,778	2,507

Total liabilities	128,012	32,554	11,597	100,164	18,557

Net assets attributable to annuity contractholders	$23,781,607	$6,528,709	$10,541,313	$18,499,560	$2,536,802

Accumulation units	1,025,104	600,006	984,029	393,101	60,207

Unit value	$23.20	$10.88	$10.71	$47.06	$42.13

Investment in mutual fund:
Cost	$23,810,997	$6,392,725	$10,080,216	$18,489,779	$2,446,553

Number of shares	23,810,997	666,848	1,094,570	2,183,884	310,429

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

At December 31, 2024

	Balanced II	Large Value Opportunities	Large Core ESG	Large Growth
Assets:
Investment in mutual fund, at net asset value	$42,452,842	$125,937,605	$109,853,182	$222,700,827
Receivable for units sold	2,264	276,294	274,291	145,504

Total assets	42,455,106	126,213,899	110,127,473	222,846,331

Liabilities:
Payable for investment purchased	912	6,943	5,235	12,897
Payable for units redeemed	1,352	269,351	269,056	132,607
Accrued mortality and expense risk fees	41,741	132,920	111,857	236,418

Total liabilities	44,005	409,214	386,148	381,922

Net assets attributable to annuity contractholders	$42,411,101	$125,804,685	$109,741,325	$222,464,409

Accumulation units	337,003	786,306	908,193	735,950

Unit value	$125.85	$159.99	$120.83	$302.28

Investment in mutual fund:
Cost	$40,313,700	$125,304,156	$104,531,632	$229,191,737

Number of shares	3,625,349	13,600,173	9,914,547	16,582,340

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

At December 31, 2024

	Small Cap Growth	Small Cap Value	International Equity	Calvert
Assets:
Investment in mutual fund, at net asset value	$3,127,658	$2,764,621	$29,928,401	$10,022,422
Receivable for investment sold	—	41	—	—
Receivable for units sold	817	37	3,823	1,590

Total assets	3,128,475	2,764,699	29,932,224	10,024,012

Liabilities:
Payable for investment purchased	726	—	3,301	751
Payable for units redeemed	91	78	522	839
Accrued mortality and expense risk fees	3,188	2,780	31,681	10,183

Total liabilities	4,005	2,858	35,504	11,773

Net assets attributable to annuity contractholders	$3,124,470	$2,761,841	$29,896,720	$10,012,239

Accumulation units	255,869	157,746	1,006,134	116,781

Unit value	$12.21	$17.51	$29.71	$85.74

Investment in mutual fund:
Cost	$3,116,890	$3,278,715	$25,382,106	$8,165,170

Number of shares	501,227	556,262	1,462,776	3,657,818

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Government Money Market	Short-Term Bond	Inflation Opportunities	Core Bond	High Yield Bond
Investment income:
Dividend income	$1,178,697	$299,778	$305,515	$1,006,288	$177,670

Expenses:
Mortality and expense risk fees	264,762	76,113	126,715	252,930	29,815

Total expenses	264,762	76,113	126,715	252,930	29,815

Net investment income	913,935	223,665	178,800	753,358	147,855

Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	—	32,448	118,838	(1,749,143)	53,593
Net change in unrealized appreciation (depreciation) on investment	—	17,738	(152,847)	1,082,999	(21,860)

Net realized and unrealized gains (losses) on investment	—	50,186	(34,009)	(666,144)	31,733

Net increase in net assets resulting from operations	$913,935	$273,851	$144,791	$87,214	$179,588

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2024

	Balanced II	Large Value Opportunities	Large Core ESG	Large Growth
Investment income:
Dividend income	$1,564,247	$12,273,861	$7,603,909	$—

Expenses:
Mortality and expense risk fees	471,823	1,536,748	1,251,945	2,356,796

Total expenses	471,823	1,536,748	1,251,945	2,356,796

Net investment income (loss)	1,092,424	10,737,113	6,351,964	(2,356,796)

Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	1,292,758	2,937,018	4,733,189	13,842,446
Realized capital gain distributions	4,296,229	12,751,372	13,894,465	39,889,711
Net change in unrealized appreciation (depreciation) on investment	(1,185,414)	(3,341,507)	(3,008,018)	17,061,973

Net realized and unrealized gains (losses) on investment	4,403,573	12,346,883	15,619,636	70,794,130

Net increase in net assets resulting from operations	$5,495,997	$23,083,996	$21,971,600	$68,437,334

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2024

	Small Cap Growth	Small Cap Value	International Equity	Calvert
Investment income:
Dividend income	$—	$50,878	$802,005	$173,949

Expenses:
Mortality and expense risk fees	33,902	28,922	409,315	111,854

Total expenses	33,902	28,922	409,315	111,854

Net investment income (loss)	(33,902)	21,956	392,690	62,095

Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	54,917	(22,185)	1,488,937	361,822
Realized capital gain distributions	348,161	550,922	98,599	179,221
Net change in unrealized appreciation (depreciation) on investment	(217,573)	(261,799)	(775,665)	1,090,514

Net realized and unrealized gains (losses) on investment	185,505	266,938	811,871	1,631,557

Net increase in net assets resulting from operations	$151,603	$288,894	$1,204,561	$1,693,652

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Government Money Market	Short-Term Bond	Inflation Opportunities	Core Bond	High Yield Bond
From operations:
Net investment income (loss)	$913,935	$223,665	$178,800	$753,358	$147,855
Net realized gains (losses) from investment	—	32,448	118,838	(1,749,143)	53,593
Net change in unrealized appreciation (depreciation) on investment	—	17,738	(152,847)	1,082,999	(21,860)

Net increase in net assets resulting from operations	913,935	273,851	144,791	87,214	179,588

From unit transactions:
Units sold	2,080,126	633,197	415,236	1,420,178	1,012,211
Units redeemed	(3,644,676)	(1,480,712)	(2,219,079)	(7,830,954)	(1,204,879)

Net increase (decrease) in net assets resulting from unit transactions	(1,564,550)	(847,515)	(1,803,843)	(6,410,776)	(192,668)

Total increase (decrease) in net assets	(650,615)	(573,664)	(1,659,052)	(6,323,562)	(13,080)

Net assets:
Beginning of year	24,432,222	7,102,373	12,200,365	24,823,122	2,549,882

End of year	$23,781,607	$6,528,709	$10,541,313	$18,499,560	$2,536,802

Units outstanding beginning of year	1,093,885	679,032	1,152,510	528,899	64,456
Units sold	90,903	59,023	39,066	30,182	25,228
Units redeemed	(159,684)	(138,049)	(207,547)	(165,980)	(29,477)

Units outstanding end of year	1,025,104	600,006	984,029	393,101	60,207

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2024

	Balanced II	Large Value Opportunities	Large Core ESG	Large Growth
From operations:
Net investment income (loss)	$1,092,424	$10,737,113	$6,351,964	$(2,356,796)
Net realized gains (losses) from investment	1,292,758	2,937,018	4,733,189	13,842,446
Realized capital gain distributions	4,296,229	12,751,372	13,894,465	39,889,711
Net change in unrealized appreciation (depreciation) on investment	(1,185,414)	(3,341,507)	(3,008,018)	17,061,973

Net increase in net assets resulting from operations	5,495,997	23,083,996	21,971,600	68,437,334

From unit transactions:
Units sold	1,705,513	2,838,658	4,139,517	3,238,612
Units redeemed	(6,109,337)	(32,782,687)	(21,580,031)	(56,782,640)

Net increase (decrease) in net assets resulting from unit transactions	(4,403,824)	(29,944,029)	(17,440,514)	(53,544,028)

Total increase (decrease) in net assets	1,092,173	(6,860,033)	4,531,086	14,893,306

Net assets:
Beginning of year	41,318,928	132,664,718	105,210,239	207,571,103

End of year	$42,411,101	$125,804,685	$109,741,325	$222,464,409

Units outstanding beginning of year	373,266	975,131	1,056,428	933,488
Units sold	14,358	18,436	36,624	12,870
Units redeemed	(50,621)	(207,261)	(184,859)	(210,408)

Units outstanding end of year	337,003	786,306	908,193	735,950

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2024

	Small Cap Growth	Small Cap Value	International Equity	Calvert
From operations:
Net investment income (loss)	$(33,902)	$21,956	$392,690	$62,095
Net realized gains (losses) from investment	54,917	(22,185)	1,488,937	361,822
Realized capital gain distributions	348,161	550,922	98,599	179,221
Net change in unrealized appreciation (depreciation) on investment	(217,573)	(261,799)	(775,665)	1,090,514

Net increase in net assets resulting from operations	151,603	288,894	1,204,561	1,693,652

From unit transactions:
Units sold	547,341	503,407	1,066,906	426,965
Units redeemed	(478,171)	(428,789)	(10,608,238)	(1,821,084)

Net increase (decrease) in net assets resulting from unit transactions	69,170	74,618	(9,541,332)	(1,394,119)

Total increase (decrease) in net assets	220,773	363,512	(8,336,771)	299,533

Net assets:
Beginning of year	2,903,697	2,398,329	38,233,491	9,712,706

End of year	$3,124,470	$2,761,841	$29,896,720	$10,012,239

Units outstanding beginning of year	249,620	152,541	1,319,097	134,039
Units sold	45,544	29,853	35,292	5,323
Units redeemed	(39,295)	(24,648)	(348,255)	(22,581)

Units outstanding end of year	255,869	157,746	1,006,134	116,781

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Period/Year Ended December 31, 2023

	Government Money Market	Short-Term Bond	Inflation Opportunities (1)	Core Bond	High Yield Bond
From operations:
Net investment income (loss)	$926,794	$190,927	$51,150	$728,624	$117,302
Net realized gains (losses) from investment	—	3,444	29,345	(973,602)	2,700
Net change in unrealized appreciation (depreciation) on investment	—	129,729	624,281	1,464,934	109,100

Net increase in net assets resulting from operations	926,794	324,100	704,776	1,219,956	229,102

From unit transactions:
Units sold	2,120,592	642,153	12,251,688	3,235,370	134,086
Units redeemed	(4,801,921)	(1,325,228)	(756,099)	(4,756,605)	(280,944)

Net increase (decrease) in net assets resulting from unit transactions	(2,681,329)	(683,075)	11,495,589	(1,521,235)	(146,858)

Total increase (decrease) in net assets	(1,754,535)	(358,975)	12,200,365	(301,279)	82,244

Net assets:
Beginning of year	26,186,757	7,461,348	—	25,124,401	2,467,638

End of year	$24,432,222	$7,102,373	$12,200,365	$24,823,122	$2,549,882

Units outstanding beginning of year	1,215,621	745,817	—	560,830	68,364
Units sold	97,313	63,067	1,225,059	72,071	3,598
Units redeemed	(219,049)	(129,852)	(72,549)	(104,002)	(7,506)

Units outstanding end of year	1,093,885	679,032	1,152,510	528,899	64,456

(1)	Commencement of Operations was October 30, 2023.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period/Year Ended December 31, 2023

	Balanced II	Large Value Opportunities	Large Core ESG (2)	Large Growth
From operations:
Net investment income (loss)	$362,008	$1,236,442	$53,333	$(2,029,140)
Net realized gains (losses) from investment	552,133	(1,291,829)	872,503	(197,650)
Realized capital gain distributions	764,455	—	6,860,933	—
Net change in unrealized appreciation (depreciation) on investment	4,839,548	8,908,319	14,184,833	66,367,386

Net increase in net assets resulting from operations	6,518,144	8,852,932	21,971,602	64,140,596

From unit transactions:
Units sold	983,422	2,822,708	1,451,436	2,900,654
Units redeemed	(5,377,130)	(13,854,270)	(12,261,847)	(19,241,689)

Net increase (decrease) in net assets resulting from unit transactions	(4,393,708)	(11,031,562)	(10,810,411)	(16,341,035)

Total increase (decrease) in net assets	2,124,436	(2,178,630)	11,161,191	47,799,561

Net assets:
Beginning of year	39,194,492	134,843,348	94,049,048	159,771,542

End of year	$41,318,928	$132,664,718	$105,210,239	$207,571,103

Units outstanding beginning of year	415,960	1,061,190	1,176,926	1,020,734
Units sold	9,554	22,118	16,318	14,956
Units redeemed	(52,248)	(108,177)	(136,816)	(102,202)

Units outstanding end of year	373,266	975,131	1,056,428	933,488

(2)	Name changed from Large Core to Large Core ESG on March 1, 2023.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period/Year Ended December 31, 2023

	Small Cap Growth	Small Cap Value	International Equity	Calvert
From operations:
Net investment income (loss)	$(29,438)	$44,672	$784,623	$44,265
Net realized gains (losses) from investment	6,181	(66,269)	476,705	60,532
Realized capital gain distributions	124,879	—	—	35,245
Net change in unrealized appreciation (depreciation) on investment	344,325	185,245	3,932,021	1,213,227

Net increase in net assets resulting from operations	445,947	163,648	5,193,349	1,353,269

From unit transactions:
Units sold	483,035	157,024	711,700	286,747
Units redeemed	(476,127)	(242,283)	(3,895,164)	(1,091,377)

Net increase (decrease) in net assets resulting from unit transactions	6,908	(85,259)	(3,183,464)	(804,630)

Total increase (decrease) in net assets	452,855	78,389	2,009,885	548,639

Net assets:
Beginning of year	2,450,842	2,319,940	36,223,606	9,164,067

End of year	$2,903,697	$2,398,329	$38,233,491	$9,712,706

Units outstanding beginning of year	250,237	158,766	1,436,008	146,132
Units sold	44,009	10,531	26,220	4,291
Units redeemed	(44,626)	(16,756)	(143,131)	(16,384)

Units outstanding end of year	249,620	152,541	1,319,097	134,039

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets (c)
For the Period/ Year Ended	Unit Value Beginning of Period/ Year	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investment	Total Income (Loss) from Investment Operations	Unit Value, End of Period/ Year	Net Assets, End of Period/Year	Total Return (b)	Gross Expenses	Net Expenses, (Net of Reimbursements)		Net Investment Income (Loss) (Net of Reimbursements)	Portfolio Turnover
Government Money Market
12/31/2024	$22.34	$0.86	$(0.00)	$0.86	$23.20	$23,781,607	3.90%	1.10%	1.10%		3.80%	12%
12/31/2023	21.54	0.79	0.01	0.80	22.34	24,432,222	3.65	1.10	1.10		3.61	11
12/31/2022	21.40	0.14	0.00	0.14	21.54	26,186,757	0.70	1.10	0.66	(d)	0.64	135
12/31/2021	21.39	0.01	(0.00)	0.01	21.40	27,724,240	0.03	1.10	0.23	(e)	0.03	12
12/31/2020	21.39	0.01	(0.01)	(0.00)	21.39	30,582,036	0.04	1.10	0.36	(f)	0.03	39

Short-Term Bond
12/31/2024	10.46	0.34	0.08	0.42	10.88	6,528,709	4.05	1.10	1.10		3.23	12
12/31/2023	10.00	0.26	0.20	0.46	10.46	7,102,373	4.54	1.10	1.10		2.58	11
12/31/2022 ^	10.00	0.01	(0.01)	—	10.00	7,461,348	—	1.10	1.10		1.83	0	(g)

Inflation Opportunities
12/31/2024	10.59	0.17	(0.05)	0.12	10.71	10,541,313	1.19	1.10	1.10		1.55	4
12/31/2023 ^^	10.00	0.04	0.55	0.59	10.59	12,200,365	5.86	1.10	1.10		2.32	6

Core Bond
12/31/2024	46.93	1.54	(1.41)	0.13	47.06	18,499,560	0.29	1.10	1.10		3.28	9
12/31/2023	44.80	1.37	0.76	2.13	46.93	24,823,122	4.74	1.10	1.10		3.03	16
12/31/2022	52.16	0.75	(8.11)	(7.36)	44.80	25,124,401	(14.11)	1.10	1.10		1.60	46
12/31/2021	53.23	0.39	(1.46)	(1.07)	52.16	33,368,079	(2.02)	1.10	1.10		0.75	9
12/31/2020	49.99	1.35	1.89	3.24	53.23	38,246,916	6.48	1.10	1.10		2.60	18

High Yield Bond
12/31/2024	39.56	2.22	0.35	2.57	42.13	2,536,802	6.54	1.10	1.10		5.45	43
12/31/2023	36.10	1.78	1.68	3.46	39.56	2,549,882	9.56	1.10	1.10		4.76	10
12/31/2022	41.19	1.60	(6.69)	(5.09)	36.10	2,467,638	(12.36)	1.10	1.10		4.25	108
12/31/2021	39.22	1.40	0.57	1.97	41.19	3,334,868	5.03	1.10	1.10		3.47	11
12/31/2020	38.11	1.55	(0.44)	1.11	39.22	3,198,014	2.90	1.10	1.10		4.26	13

Balanced II
12/31/2024	110.70	3.06	12.09	15.15	125.85	42,411,101	13.69	1.10	1.10		2.55	14
12/31/2023	94.23	0.91	15.56	16.47	110.70	41,318,928	17.48	1.10	1.10		0.90	5
12/31/2022	113.63	0.46	(19.86)	(19.40)	94.23	39,194,492	(17.08)	1.10	1.10		0.46	7
12/31/2021	98.14	0.79	14.70	15.49	113.63	52,774,251	15.78	1.10	1.10		0.75	11
12/31/2020	85.74	0.28	12.12	12.40	98.14	51,298,929	14.46	1.10	1.10		0.32	13

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets (c)
For the Period/ Year Ended	Unit Value Beginning of Period/ Year	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investment	Total Income (Loss) from Investment Operations	Unit Value, End of Period/ Year	Net Assets, End of Period/Year	Total Return (b)	Gross Expenses	Net Expenses, (Net of Reimbursements)	Net Investment Income (Loss) (Net of Reimbursements)	Portfolio Turnover
Large Value Opportunities
12/31/2024	$136.05	$11.67	$12.27	$23.94	$159.99	$125,804,685	17.60%	1.10%	1.10%	7.69%	19%
12/31/2023	127.07	1.21	7.77	8.98	136.05	132,664,718	7.07	1.10	1.10	0.94	3
12/31/2022	133.40	1.13	(7.46)	(6.33)	127.07	134,843,348	(4.73)	1.10	1.10	0.89	16
12/31/2021	104.67	9.93	18.80	28.73	133.40	157,339,828	27.46	1.10	1.10	8.22	17
12/31/2020	106.76	1.26	(3.35)	(2.09)	104.67	141,612,832	(1.96)	1.10	1.10	1.34	5

Large Core ESG
12/31/2024	99.59	6.29	14.95	21.24	120.83	109,741,325	21.33	1.10	1.10	5.58	18
12/31/2023	79.91	0.05	19.63	19.68	99.59	105,210,239	24.63	1.10	1.10	0.05	8
12/31/2022	96.90	0.10	(17.09)	(16.99)	79.91	94,049,048	(17.53)	1.10	1.10	0.12	7
12/31/2021	75.51	3.63	17.76	21.39	96.90	123,889,813	28.33	1.10	1.10	4.21	13
12/31/2020	66.00	0.40	9.11	9.51	75.51	106,615,592	14.40	1.10	1.10	0.61	11

Large Growth
12/31/2024	222.36	(2.74)	82.66	79.92	302.28	222,464,409	35.94	1.10	1.10	(1.10)	19
12/31/2023	156.53	(2.08)	67.91	65.83	222.36	207,571,103	42.06	1.10	1.10	(1.10)	0	(g)
12/31/2022	292.59	(2.16)	(133.90)	(136.06)	156.53	159,771,542	(46.50)	1.10	1.10	(1.10)	5
12/31/2021	269.00	1.43	22.16	23.59	292.59	324,424,963	8.77	1.10	1.10	0.49	15
12/31/2020	156.78	14.49	97.73	112.22	269.00	340,772,620	71.58	1.10	1.10	7.22	17

Small Cap Growth
12/31/2024	11.63	(0.13)	0.71	0.58	12.21	3,124,470	4.97	1.10	1.10	(1.10)	15
12/31/2023	9.79	(0.12)	1.96	1.84	11.63	2,903,697	18.77	1.10	1.10	(1.10)	18
12/31/2022	14.32	(0.12)	(4.41)	(4.53)	9.79	2,450,842	(31.63)	1.10	1.10	(1.10)	140
12/31/2021	12.29	0.10	1.93	2.03	14.32	3,452,687	16.55	1.10	1.10	0.70	14
12/31/2020 ^^^	10.00	(0.05)	2.34	2.29	12.29	3,335,771	22.91	1.10	1.10	(1.10)	9

Small Cap Value
12/31/2024	15.72	0.14	1.65	1.79	17.51	2,761,841	11.36	1.10	1.10	0.84	16
12/31/2023	14.61	0.29	0.82	1.11	15.72	2,398,329	7.60	1.10	1.10	1.95	9
12/31/2022	16.96	0.13	(2.48)	(2.35)	14.61	2,319,940	(13.88)	1.10	1.10	0.83	137
12/31/2021	13.39	4.51	(0.94)	3.57	16.96	3,338,071	26.61	1.10	1.10	28.26	30
12/31/2020 ^^^	10.00	(0.02)	3.41	3.39	13.39	3,373,665	33.92	1.10	1.10	(0.47)	17

International Equity
12/31/2024	28.98	0.32	0.41	0.73	29.71	29,896,720	2.52	1.10	1.10	1.06	4
12/31/2023	25.23	0.57	3.18	3.75	28.98	38,233,491	14.90	1.10	1.10	2.09	4
12/31/2022	29.67	(0.01)	(4.43)	(4.44)	25.23	36,223,606	(14.96)	1.10	1.10	(0.06)	26
12/31/2021	26.48	0.68	2.51	3.19	29.67	47,346,858	12.05	1.10	1.10	2.36	7
12/31/2020	25.06	0.07	1.35	1.42	26.48	46,652,934	5.70	1.10	1.10	0.31	7

Calvert
12/31/2024	72.46	0.49	12.79	13.28	85.74	10,012,239	18.32	1.10	1.10	0.61	6
12/31/2023	62.71	0.32	9.43	9.75	72.46	9,712,706	15.55	1.10	1.10	0.47	4
12/31/2022	74.97	0.67	(12.93)	(12.26)	62.71	9,064,067	(16.35)	1.10	1.10	1.01	13
12/31/2021	65.84	0.27	8.86	9.13	74.97	12,883,589	13.87	1.10	1.10	0.38	6
12/31/2020	57.74	0.92	7.18	8.10	65.84	12,984,735	14.01	1.10	1.10	1.56	12

^	Commencement of Operations was December 12, 2022. Total return and portfolio turnover are not annualized.
^^	Commencement of Operations was October 30, 2023. Total return and portfolio turnover are not annualized.
^^^	Commencement of Operations was August 1, 2020. Total return and portfolio turnover are not annualized.
(a)	Calculated based upon average units outstanding.
(b)	Actual return presented may differ from calculated return due to rounding of unit value for financial statement purposes.
(c)	Ratios exclude expenses incurred by the Underlying Fund or Calvert VP SRI Balanced Portfolio.
(d)	Expenses waived to sustain a positive yield had an impact of 0.44%.
(e)	Expenses waived to sustain a positive yield had an impact of 0.87%.
(f)	Expenses waived to sustain a positive yield had an impact of 0.74%.
(g)	Amount rounds to less than 1.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Funds (individually, a “Subaccount” and collectively, “TVF”) is a separate investment account established on November 30, 1993, by Transamerica Financial Life Insurance Company (“TFLIC”). TFLIC is incorporated under the laws of the State of New York and is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

TVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. TVF holds assets that are segregated from all of TFLIC’s other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”). TFLIC is the legal holder of the assets in TVF.

There are currently thirteen Subaccounts within TVF which are available to contractholders of Group Plans. Each Subaccount operates as a “fund of fund”, and with the exception of the Calvert Subaccount, invests all of its investable assets in a corresponding series of Transamerica Funds (the “Trust”). The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio (the “Calvert Portfolio”), a series of Calvert Variable Series, Inc. The shareholder reports of the Trust and the Calvert Portfolio (collectively, the “Underlying Funds”), including the Schedules of Investments, should be read in conjunction with TVF’s financial statements.

Subaccount	Underlying Fund
Government Money Market (1)	Transamerica Government Money Market Fund, Class I3
Short-Term Bond (2)	Transamerica Short-Term Bond Fund, Class I3
Inflation Opportunities (3)	Transamerica Inflation Opportunities Fund, Class I3
Core Bond (1)(4)	Transamerica Core Bond Fund, Class I3 (3)
High Yield Bond (1)	Transamerica High Yield Bond Fund, Class I3
Balanced II (1)	Transamerica Balanced II Fund, Class I3
Large Value Opportunities (1)	Transamerica Large Value Opportunities Fund, Class I3
Large Core ESG (1)(5)	Transamerica Large Core ESG Fund, Class I3
Large Growth (1)	Transamerica Large Growth Fund, Class I3
Small Cap Value (6)	Transamerica Small Cap Value Fund, Class I3
Small Cap Growth (6)	Transamerica Small Cap Growth Fund, Class I3
International Equity (1)	Transamerica International Equity Fund, Class I3
Calvert (1)	Calvert VP SRI Balanced Portfolio

(1)	Commencement of operations was August 18, 1994.
(2)	Commencement of operations was December 12, 2022.
(3)	Commencement of Operations was October 30, 2023.
(4)	Effective November 1, 2022, name changed from Intermediate Bond to Core Bond.
(5)	Effective March 1, 2023, name changed from Large Core to Large Core ESG
(6)	Commencement of operations was August 1, 2020.

From time to time, TVF may have a concentration of several contractholders holding a significant percentage of shares outstanding. Investment activities of these contractholders could have a material impact on TVF.

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting and reporting guidance Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by TVF.

Security Transactions, Investment Income, and Expenses: Security transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the basis of identified cost. Dividend income and realized capital gain distributions from the investment are recorded on the ex-dividend date.

In addition to an asset-based fee assessed to the Subaccounts, each Subaccount will indirectly bear the fees and expenses reflected in the corresponding Underlying Fund’s or Calvert Portfolio’s unit value.

Distributions to Contractholders: The net investment income, if any, and realized and unrealized gains and losses earned by each Subaccount are accumulated and reinvested in the Subaccount, rather than distributed or allocated to the contractholders.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business. Participants may contribute to or withdraw from the Subaccounts at the stated unit value on a particular day based upon the terms described in the prospectus.

Federal Income Taxes: The operations of TVF form a part of, and are taxed with, the operations of TFLIC. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized or unrealized capital gains attributable to TVF. Based upon this expectation, no charges are currently being deducted from TVF for federal income tax purposes. TFLIC identifies its major tax jurisdictions as US Federal, all fifty states and the District of Columbia.

TVF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, TVF recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statement of Operations. Management has evaluated TVF’s tax provisions taken for all open tax years 2021-2023, as 2024 has not yet been filed, and has concluded that no provision for income tax is required in TVF’s financial statements.

Indemnification: In the normal course of business, TVF enters into contracts that contain a variety of representations that provide general indemnifications. TVF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against TVF and/or its affiliates that have not yet occurred. However, based on experience, TVF expects the risk of loss to be remote.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The values of the Subaccounts’ investments in the Trust and in the Calvert Portfolio are valued at the net asset value per share at the close of business of the NYSE, each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. A description of the portfolio valuation policy for the Underlying Funds can be found in the notes to the Underlying Funds’ financial statements. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 2. SECURITY VALUATIONS (continued)

Level 2 – Inputs, other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Certain investment companies are valued at the net asset value of the underlying portfolio as a practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded net asset value and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2024 and during the year then ended.

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS

All Subaccounts, except the Calvert Subaccount, purchase shares of a series of the Trust. The unit value of each series of the Trust reflects the investment management fee charged by Transamerica Asset Management, Inc. (“TAM”), the investment manager of the Trust, which provides investment advice and related services to the Trust. TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by AEGON International B.V., which is wholly owned by AEGON Ltd., a Bermuda exempted company with liability limited by shares (formerly AEGON NV, a Netherlands corporation) and a publicly traded international insurance group.

TFLIC reserves the right to deduct an annual contract charge from a participant’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Daily charges to TVF for mortality and expense risk fees assumed by TFLIC were computed at an annual rate of 1.10%; however, TFLIC reserves the right to charge maximum fees of 1.25% of daily average net assets upon written notice.

In order to avoid a negative yield in the Government Money Market Subaccount (“Money Market”), TFLIC may waive fees or reimburse expenses of Money Market. Any such waiver or expense reimbursement would be

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS (continued)

voluntary, could be discontinued at any time, and is subject to recapture by TFLIC during the calendar year in which it was waived. There were no amounts recaptured during the year ended December 31, 2024 and no amounts subject to recoupment in future years.

Waived expenses related to the maintenance of the yield are included in the Statement of Operations within the captions “Expenses reimbursed”. There is no guarantee that Money Market will be able to avoid a negative yield. There was no amount waived during the year ended December 31, 2024.

NOTE 4. PORTFOLIO TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Government Money Market	$2,929,334	$3,473,347
Short-Term Bond	816,203	1,416,080
Inflation Opportunities	485,467	2,111,695
Core Bond	2,037,438	7,608,663
High Yield Bond	1,164,451	1,197,130
Balanced II	6,952,309	5,964,171
Large Value Opportunities	25,885,846	32,330,855
Large Core ESG	22,976,460	20,155,722
Large Growth	40,757,082	56,722,022
Small Cap Growth	847,511	463,544
Small Cap Value	1,067,499	419,388
International Equity	1,412,193	10,465,491
Calvert	567,926	1,719,512

NOTE 5. RISK FACTORS

Market risk: The market values of the Underlying Funds’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets.

As a result, whether or not an Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of an Underlying Fund’s investments may go down.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of an Underlying Fund’s investments, impair an Underlying Fund’s ability to satisfy redemption requests, and negatively impact an Underlying Fund’s performance.

Underlying funds risk: Because each Subaccount invests its assets in an Underlying Fund, its ability to achieve its investment objective depends largely on the performance on the Underlying Fund in which it invests. Investing in Underlying Funds subjects the Subaccounts to the risks of investing in the underlying securities or assets held by those Underlying Funds. Each Underlying Fund has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares, and therefore the value of a Subaccount’s investment. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, a Subaccount will bear a pro rata portion of the operating expenses of the Underlying Fund in which it invests.

NOTE 6. NEW ACCOUNTING PRONOUNCEMENT

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of Transamerica Financial Life Insurance Company. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “net assets” and significant segment expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date on which these financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Contractholders of Transamerica Variable Funds and the Board of Directors of Transamerica Financial Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Government Money Market, Short-Term Bond, Inflation Opportunities, Core Bond, High Yield Bond, Balanced II, Large Value Opportunities, Large Core ESG , Large Growth, Small Cap Growth, Small Cap Value, International Equity, and Calvert (collectively referred to as the “Subaccounts”) (thirteen of the subaccounts constituting Transamerica Variable Funds (“TVF”)) as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts (thirteen of the subaccounts constituting Transamerica Variable Funds) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts comprising Transamerica Variable Funds	Statements of changes in net assets	Financial highlights

Government Money Market	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
Core Bond
High Yield Bond
Balanced II
Large Value Opportunities
Large Core ESG
Large Growth
International Equity
Calvert

Small Cap Growth Small Cap Value	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024, and the period from August 1, 2020 (commencement of operations) through December 31, 2020

Short-Term Bond	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, and the period from December 12, 2022 (commencement of operations) through December 31, 2022

Inflation Opportunities	For the year ended December 31, 2024, and the period from October 30, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of TVF’s management. Our responsibility is to express an opinion on each of the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to TVF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. TVF is not required to have, nor were we engaged to perform, an audit of TVF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of TVF’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the TVF’s auditor since 2010.

Boston, Massachusetts

April 3, 2025

PART C

OTHER INFORMATION

Item 27.   Exhibits

Exhibit No:		Description

(a)		Board of Directors Resolution
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(b)		Custodian Agreements. Not applicable

(c)		Underwriting Contracts
(c)	(i)	Underwriting Agreement with Transamerica Capital, Inc. (1)

(d)		Contracts
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(e)		Applications
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(f)		Depositor’s Certificate of Incorporation and By-laws

	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(g)		Reinsurance Contracts. Not applicable

(h)		Participation Agreements
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(i)		Administrative Contracts.
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(j)		Other Material Contracts. Not applicable.

(k)		Legal Opinion
	(i)	Opinion and Consent of Counsel. Filed herewith.

(l)		Other Opinions
	(i)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
	(ii)	Consent of Independent Auditors. Filed herewith.

(m)		Omitted Financial Statements. Not applicable

(n)		Initial Capital Agreements. Not applicable

(o)		Form of Initial Summary Prospectuses. Not applicable.

(p)		Powers of Attorney. (2)
(p) (1)		Resolution of the Board of Directors Authorizing the Principal Executive Officer to sign on behalf of Transamerica Financial Life Insurance Company pursuant to power of attorney. (2)
Note
	(1)	Incorporated herein by reference to the Post-Effective Amendment No. 30 to Form N-4 (File No. 33-73734) filed on February 28, 2008.
	(2)	Incorporated herein by reference to the Post-Effective Amendment No. 56 to Form N-4 Registration Statement (File No. 33-73734) filed on April 29, 2025.

Item 28. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	Director and President
Bonnie T. Gerst 6400 C Street SW Cedar Rapids, IA 52499	Director, and President, Financial Assets
Maurice Perkins 100 Light Street Baltimore, MD 21202	Director and Chief Corporate Affairs Officer
Andrew S. Williams 100 Light Street Baltimore, MD 21202	Director, Secretary, General Counsel and Senior Vice President
Matt Kepler 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer
Chris Giovanni 100 Light Street Baltimore, MD 21202	Director, Chief Strategy & Development Officer and Senior Vice President
Wendy E. Cooper 245 East 93 Street New York, NY 10128	Director
Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director
June Yuson 245 East 93rd Street New York, NY 10128	Director

ITEM 29 LISTING

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant.
As of December 31, 2024, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage owner ship of voting securities giving rise to the control relationship.
Aegon Ltd. Subsidiaries Under Common Control (as of 12/31/24)
Company Name	Immediate Parent Ownership %	Parent	State/Country
239 West 20th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
25 East 38th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
313 East 95th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
319 East 95th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
Administrative Group, LLC	100%	AUSA Holding, LLC	IA, USA
ADMS Global Services (Thailand) Limited	47.37%	AEGON DMS Holding B.V.	Thailand
AEGON Administracion y Servicios Aie	Other Manner of Control	Aegon Iberia Holding BV, Sucursal en España	Spain
AEGON Administracion y Servicios Aie	100%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	Aegon Mediacion S.L.U.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	Serenitas, S.L.U.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.	Spain
AEGON Affordable Housing Debt Fund I, LLC	Other Manner of Control	AHDF Manager I, LLC	DE, USA
AEGON Affordable Housing Debt Fund I, LLC	5%	Transamerica Life Insurance Company	DE, USA
AEGON AM Funds, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
Aegon AM Private Equity Partners I, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
Aegon AM Private Equity Partners II, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
AEGON Asia B.V.	100%	AEGON International B.V.	Netherlands
Aegon Asset Management (Asia) Limited	100%	AEGON Asset Management Holding B.V.	Hong Kong
AEGON Asset Management Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Asset Management Hungary B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
Aegon Asset Management Limited	100%	Aegon Asset Management UK plc	United Kingdom
Aegon Asset Management Pan-Europe B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
Aegon Asset Management UK Holdings Limited	100%	AEGON Asset Management Holding B.V.	United Kingdom
Aegon Asset Management UK plc	100%	Aegon Asset Management UK Holdings Limited	United Kingdom
AEGON Brazil Holding B.V.	100%	AEGON International B.V.	Netherlands
AEGON Brazil Holding II B.V.	100%	AEGON International B.V.	Netherlands
AEGON CEE B.V.	100%	Aegon Ltd.	Netherlands
Aegon Community Investments 50, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 51, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 52, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 53, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 54, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 55, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 56, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 57, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 58, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 59, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 60, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 61, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 62, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 63, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 64, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 65, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 66, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 67, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 68, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 69, LLC	100%	Transamerica Life Insurance Company	DE, USA
AEGON Corporate Center B.V.	100%	Aegon Ltd.	Netherlands
AEGON Custody B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
AEGON Derivatives N.V.	100%	Aegon Ltd.	Netherlands
AEGON Digital Investments Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Direct Marketing Services International, LLC	100%	AUSA Holding, LLC	MD, USA
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Other Manner of Control	AEGON DMS Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	100%	AEGON Mexico Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico, S.A. de C.V.	5.82%	AEGON DMS Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico, S.A. de C.V.	92.96%	AEGON Mexico Holding B.V.	Mexico
AEGON Direct Marketing Services, Inc.	100%	Transamerica Life Insurance Company	MD, USA
AEGON DMS Holding B.V.	100%	AEGON International B.V.	Netherlands
AEGON EDC Limited	100%	Aegon Ltd.	United Kingdom
Aegon Employees Netherlands B.V.	100%	AEGON Europe Holding B.V.	Netherlands
Aegon Energy Management, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON España, S.A.U. de Seguros y Reaseguros	100%	Aegon Iberia Holding BV, Sucursal en España	Spain

AEGON Europe Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Financial Services Group, Inc.	100%	Transamerica Life Insurance Company	MN, USA
AEGON Funding Company LLC	100%	Transamerica Corporation	DE, USA
Aegon Global Services, LLC	100%	Commonwealth General Corporation	IA, USA
AEGON Growth Capital Fund I C.V.	100%	AEGON Growth Capital Fund I GP B.V.	Netherlands
AEGON Growth Capital Fund I GP B.V.	100%	AEGON Digital Investments Holding B.V.	Netherlands
AEGON Growth Capital Management B.V.	100%	Aegon Ltd.	Netherlands
AEGON Iberia Holding B.V.	100%	Aegon Ltd.	Netherlands
Aegon Iberia Holding BV, Sucursal en España	100%	AEGON Iberia Holding B.V.	Spain
AEGON India Holding B.V.	100%	AEGON International B.V.	Netherlands
Aegon Insights (Thailand) Limited	Other Manner of Control	Aegon Insights Limited	Thailand
Aegon Insights (Thailand) Limited	100%	Transamerica International Direct Marketing Consultants, LLC	Thailand
Aegon Insights Australia Pty Limited	100%	Transamerica Direct Marketing Asia Pacific Pty. Ltd.	Australia
Aegon Insights Limited	100%	AEGON DMS Holding B.V.	Hong Kong
AEGON Institutional Markets, Inc.	100%	Commonwealth General Corporation	DE, USA
AEGON International B.V.	100%	Aegon Ltd.	Netherlands
AEGON Investment Management B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
AEGON Investment Solutions - Nominee 1 (Gross) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions - Nominee 2 (Net) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions - Nominee 3 (ISA) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions Ltd.	100%	Aegon UK Investment Holdings Limited	United Kingdom
Aegon Investments Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Aegon LIHTC Fund 50, LLC	51.01%	Aegon LIHTC Fund 63, LLC	DE, USA
Aegon LIHTC Fund 51, LLC	0.01%	Aegon Community Investments 51, LLC	DE, USA
Aegon LIHTC Fund 52, LLC	0.01%	Aegon Community Investments 52, LLC	DE, USA
Aegon LIHTC Fund 52, LLC	1%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 52, LLC	10.81%	Transamerica Financial Life Insurance Company	DE, USA
Aegon LIHTC Fund 54, LLC	Other Manner of Control	Aegon Community Investments 54, LLC	DE, USA
Aegon LIHTC Fund 55, LLC	2.82%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 57, LLC	0.01%	Aegon Community Investments 57, LLC	DE, USA
Aegon LIHTC Fund 58, LLC	0.01%	Aegon Community Investments 58, LLC	DE, USA
Aegon LIHTC Fund 58, LLC	2.92%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 60, LLC	Other Manner of Control	Aegon Community Investments 60, LLC	DE, USA
Aegon LIHTC Fund 62, LLC	0.01%	Aegon Community Investments 62, LLC	DE, USA
Aegon LIHTC Fund 63, LLC	Other Manner of Control	Aegon Community Investments 63, LLC	DE, USA
Aegon LIHTC Fund 64, LLC	Other Manner of Control	Aegon Community Investments 64, LLC	DE, USA
Aegon LIHTC Fund 65, LLC	0.01%	Aegon Community Investments 65, LLC	DE, USA
Aegon LIHTC Fund 66, LLC	0.01%	Aegon Community Investments 66, LLC	DE, USA
Aegon LIHTC Fund 67, LLC	Other Manner of Control	Aegon Community Investments 67, LLC	DE, USA
Aegon LIHTC Fund 68, LLC	100%	Aegon Community Investments 68, LLC	DE, USA
Aegon LIHTC Fund 69, LLC	100%	Aegon Community Investments 69, LLC	DE, USA
AEGON Managed Enhanced Cash, LLC	62.09%	Transamerica Life Insurance Company	DE, USA
AEGON Managed Enhanced Cash, LLC	37.90%	Transamerica Life Insurance Company	DE, USA
AEGON Management Company	100%	Transamerica Corporation	IN, USA
Aegon Mediacion S.L.U.	100%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
AEGON Mexico Holding B.V.	100%	AEGON DMS Holding B.V.	Netherlands
Aegon Opportunity Zone Fund Joint Venture 1, LP	0.16%	Aegon OZF Investments 1, LLC	DE, USA
Aegon OZF Investments 1, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON Pension Trustee Limited	100%	AEGON UK plc	United Kingdom
AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.	51%	AEGON Iberia Holding B.V.	Portugal
AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.	51%	AEGON Iberia Holding B.V.	Portugal
AEGON SIPP GUARANTEE NOMINEE LIMITED	100%	AEGON UK plc	United Kingdom
Aegon SIPP Nominee 2 Ltd.	100%	AEGON UK plc	United Kingdom
AEGON SIPP Nominee Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Taiwan Holding B.V.	100%	AEGON International B.V.	Netherlands
Aegon THTF Life Insurance Co., Ltd.	50%	AEGON International B.V.	China
AEGON Treasury Investments B.V.	100%	Aegon Ltd.	Netherlands
AEGON UK Corporate Services Limited	100%	AEGON UK plc	United Kingdom
Aegon UK Investment Holdings Limited	100%	AEGON UK plc	United Kingdom
AEGON UK plc	100%	AEGON Europe Holding B.V.	United Kingdom
AEGON UK Property Fund Limited	100%	AEGON UK plc	United Kingdom
Aegon Upstream Energy Fund, LLC	100%	Aegon Energy Management, LLC	DE, USA
AEGON USA Asset Management Holding, LLC	100%	AUSA Holding, LLC	IA, USA
AEGON USA Investment Management, LLC	100%	AEGON USA Asset Management Holding, LLC	IA, USA
AEGON USA Real Estate Services, Inc.	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON USA Realty Advisors of California, Inc.	100%	AEGON USA Realty Advisors, LLC	IA, USA
AEGON USA Realty Advisors, LLC	100%	AEGON USA Asset Management Holding, LLC	IA, USA
Aegon Workforce Housing Fund 2 Holding Company B, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2 Holding Company C, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2 Holding Company, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2, L.P	80%	Transamerica Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 2, L.P	20%	Transamerica Financial Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 3 Holding Company, LLC	100%	Aegon Workforce Housing Fund 3, L.P	DE, USA
Aegon Workforce Housing Fund 3, L.P	60%	Transamerica Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 3, L.P	30%	Transamerica Life Insurance Company	DE, USA

Aegon Workforce Housing Fund 3, L.P	10%	Transamerica Financial Life Insurance Company	DE, USA
Aegon Workforce Housing JV 4A, LLC	44.50%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing JV 4B, LLC	25%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing JV 4C, LLC	10%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing Park at Via Rosa REIT, LLC	100%	Aegon Workforce Housing Separate Account 1, LLC	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	15.83%	Transamerica Life Insurance Company	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	4.17%	Transamerica Life Insurance Company	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	5%	Transamerica Financial Life Insurance Company	IA, USA
AEGON-INDUSTRIAL Capital Management (Shanghai) Co., Ltd.	100%	AEGON-INDUSTRIAL Fund Management Co., LTD.	China
AEGON-INDUSTRIAL Fund Management Co., LTD.	49%	AEGON International B.V.	China
AGT Hungary IT Service Korlátolt Felelősségű Társaság	100%	AEGON EDC Limited	Hungary
AHDF Manager I, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
ALH Properties Eight LLC	100%	FGH USA LLC	DE, USA
ALH Properties Eleven LLC	100%	FGH USA LLC	DE, USA
ALH Properties Four LLC	100%	FGH USA LLC	DE, USA
ALH Properties Nine LLC	100%	FGH USA LLC	DE, USA
ALH Properties Seven LLC	100%	FGH USA LLC	DE, USA
ALH Properties Seventeen LLC	100%	FGH USA LLC	DE, USA
ALH Properties Sixteen LLC	100%	FGH USA LLC	DE, USA
ALH Properties Ten LLC	100%	FGH USA LLC	DE, USA
ALH Properties Twelve LLC	100%	FGH USA LLC	DE, USA
ALH Properties Two LLC	100%	FGH USA LLC	DE, USA
AMFETF Manager, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AMTAX Holdings 308 LLC	100%	TAHP Fund 2, LLC	OH, USA
AMTAX Holdings 388 LLC	100%	TAHP Fund 2, LLC	OH, USA
AMTAX Holdings 483 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 559, LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 561 LLC	100%	TAHP Fund VII, LLC	OH, USA
AMTAX Holdings 588 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 613 LLC	0.15%	Cupples State LIHTC Investors, LLC	OH, USA
AMTAX Holdings 613 LLC	99.85%	Garnet LIHTC Fund VII, LLC	OH, USA
AMTAX Holdings 639 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 649 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 672 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 713 LLC	100%	TAHP Fund 2, LLC	OH, USA
Andrews Nominees Limited	100%	Cofunds Limited	United Kingdom
Apollo Housing Capital Arrowhead Gardens, L.L.C.	100%	Garnet LIHTC Fund XXXV, LLC	DE, USA
APOP III, LLC	9.84%	Transamerica Financial Life Insurance Company	DE, USA
APOP III, LLC	88.60%	Transamerica Life Insurance Company	DE, USA
ASR Nederland N.V.	29.99%	Aegon Ltd.	Bermuda
AUSA Holding, LLC	100%	Transamerica Corporation	MD, USA
AUSA Properties, Inc.	100%	AEGON USA Realty Advisors, LLC	IA, USA
AWHF2 General Partner, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHF2 Subsidiary Holding Company C, LLC	100%	Aegon Workforce Housing Fund 2 Holding Company C, LLC	DE, USA
AWHF3 General Partner, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHJV4 Manager, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHSA Manager 1, LLC	100%	AEGON USA Realty Advisors, LLC	IA, USA
Barfield Ranch Associates, LLC	50%	Mitigation Manager LLC	FL, USA
Carle Place Leasehold SPE, LLC	100%	Transamerica Financial Life Insurance Company	DE, USA
Cofunds Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Cofunds Nominees Ltd	100%	Cofunds Limited	United Kingdom
Commonwealth General Corporation	100%	Transamerica Corporation	DE, USA
Coöperatieve AEGON Financieringsmaatschappij U.A.	1.51%	AEGON International B.V.	Netherlands
Coöperatieve AEGON Financieringsmaatschappij U.A.	98.49%	Aegon Ltd.	Netherlands
Cornerstone International Holdings Ltd.	100%	AEGON DMS Holding B.V.	United Kingdom
Creditor Resources, Inc.	100%	AUSA Holding, LLC	MI, USA
CRI Solutions, Inc.	100%	Creditor Resources, Inc.	MD, USA
Cupples State LIHTC Investors, LLC	22%	Transamerica Life Insurance Company	DE, USA
Cupples State LIHTC Investors, LLC	15%	Transamerica Life Insurance Company	DE, USA
Cupples State LIHTC Investors, LLC	63%	Transamerica Life Insurance Company	DE, USA
Dorset Nominees Limited	100%	Cofunds Limited	United Kingdom
Equitable AgriFinance, LLC	50%	AEGON USA Realty Advisors, LLC	DE, USA
Favela Promoção e Vendas Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
FGH Realty Credit LLC	100%	FGH USA LLC	DE, USA
FGH USA LLC	100%	RCC North America LLC	DE, USA
Fifth FGP LLC	100%	FGH USA LLC	DE, USA
Financial Planning Services, Inc.	100%	Commonwealth General Corporation	D.C., USA
FINANCIERE DE L’ECHIQUIER	100%	La Banque Postale Asset Management	France
First FGP LLC	100%	FGH USA LLC	DE, USA
Fourth FGP LLC	100%	FGH USA LLC	DE, USA
Garnet Assurance Corporation	100%	Transamerica Life Insurance Company	KY, USA
Garnet Assurance Corporation II	100%	Commonwealth General Corporation	IA, USA
Garnet Assurance Corporation III	100%	Transamerica Life Insurance Company	IA, USA
Garnet Community Investments IX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments V, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VIII, LLC	100%	Transamerica Life Insurance Company	DE, USA

Garnet Community Investments X, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XL, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLVII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund IX, LLC	99.99%	Garnet Community Investments IX, LLC	DE, USA
Garnet LIHTC Fund IX, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund V, LLC	99.99%	Garnet Community Investments V, LLC	DE, USA
Garnet LIHTC Fund V, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VI, LLC	99.99%	Garnet Community Investments VI, LLC	DE, USA
Garnet LIHTC Fund VI, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VII, LLC	99.99%	Garnet Community Investments VII, LLC	DE, USA
Garnet LIHTC Fund VII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VIII, LLC	99.99%	Garnet Community Investments VIII, LLC	DE, USA
Garnet LIHTC Fund VIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund X, LLC	0.01%	Garnet Community Investments X, LLC	DE, USA
Garnet LIHTC Fund XI, LLC	99.99%	Garnet Community Investments XI, LLC	DE, USA
Garnet LIHTC Fund XI, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII, LLC	0.01%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	73.39%	Garnet LIHTC Fund XII-A, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	13.30%	Garnet LIHTC Fund XII-B, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	13.30%	Garnet LIHTC Fund XII-C, LLC	DE, USA
Garnet LIHTC Fund XII-A, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-A, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII-B, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-B, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII-C, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-C, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIII, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII, LLC	68.10%	Garnet LIHTC Fund XIII-A, LLC	DE, USA
Garnet LIHTC Fund XIII, LLC	31.89%	Garnet LIHTC Fund XIII-B, LLC	DE, USA
Garnet LIHTC Fund XIII-A, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII-A, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIII-B, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII-B, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIV, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIV, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIX, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIX, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XL, LLC	0.01%	Garnet Community Investments XL, LLC	DE, USA
Garnet LIHTC Fund XLI, LLC	0.01%	Garnet Community Investments XLI, LLC	DE, USA
Garnet LIHTC Fund XLI, LLC	10%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XLII, LLC	0.01%	Garnet Community Investments XLII, LLC	DE, USA
Garnet LIHTC Fund XLIV-A, LLC	Other Manner of Control	Garnet Community Investments XLIV, LLC	DE, USA
Garnet LIHTC Fund XLIV-B, LLC	Other Manner of Control	Garnet Community Investments XLIV, LLC	DE, USA
Garnet LIHTC Fund XLVI, LLC	Other Manner of Control	Garnet Community Investments XLVI, LLC	DE, USA
Garnet LIHTC Fund XLVII, LLC	1%	Garnet Community Investments XLVII, LLC	DE, USA
Garnet LIHTC Fund XLVII, LLC	13.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XLVIII, LLC	0.01%	Garnet Community Investments XLVIII, LLC	DE, USA
Garnet LIHTC Fund XLVIII, LLC	75.18%	Transamerica Financial Life Insurance Company	DE, USA
Garnet LIHTC Fund XV, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XV, LLC	99.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XVI, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XVII, LLC	99.99%	Garnet Community Investments, LLC	DE, USA

Garnet LIHTC Fund XVII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XVIII, LLC	0.01%	Garnet Community Investments XVIII, LLC	DE, USA
Garnet LIHTC Fund XX, LLC	100%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XXII, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XXIII, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XXIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXIV, LLC	0.01%	Garnet Community Investments XXIV, LLC	DE, USA
Garnet LIHTC Fund XXIV, LLC	21.26%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXIX, LLC	0.01%	Garnet Community Investments XXIX, LLC	DE, USA
Garnet LIHTC Fund XXV, LLC	0.01%	Garnet Community Investments XXV, LLC	DE, USA
Garnet LIHTC Fund XXV, LLC	1%	Garnet LIHTC Fund XXVIII, LLC	DE, USA
Garnet LIHTC Fund XXVI, LLC	0.01%	Garnet Community Investments XXVI, LLC	DE, USA
Garnet LIHTC Fund XXVII, LLC	0.01%	Garnet Community Investments XXVII, LLC	DE, USA
Garnet LIHTC Fund XXVII, LLC	16.71%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXVIII, LLC	99.99%	Garnet Community Investments XXVIII, LLC	DE, USA
Garnet LIHTC Fund XXVIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXI, LLC	0.01%	Garnet Community Investments XXXI, LLC	DE, USA
Garnet LIHTC Fund XXXII, LLC	0.01%	Garnet Community Investments XXXII, LLC	DE, USA
Garnet LIHTC Fund XXXIII, LLC	0.01%	Garnet Community Investments XXXIII, LLC	DE, USA
Garnet LIHTC Fund XXXIV, LLC	99.99%	Garnet Community Investments XXXIV, LLC	DE, USA
Garnet LIHTC Fund XXXIV, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXIX, LLC	1%	Garnet Community Investments XXXIX, LLC	DE, USA
Garnet LIHTC Fund XXXV, LLC	0.01%	Garnet Community Investments XXXV, LLC	DE, USA
Garnet LIHTC Fund XXXVI, LLC	1%	Garnet Community Investments XXXVI, LLC	DE, USA
Garnet LIHTC Fund XXXVII, LLC	0.01%	Garnet Community Investments XXXVII, LLC	DE, USA
Garnet LIHTC Fund XXXVII, LLC	99.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXVIII, LLC	Other Manner of Control	Garnet Community Investments XXXVIII, LLC	DE, USA
GoBear (Philippines) Inc.	100%	Woodpecker Asia Tech PTE Ltd.	Philippines
GoBear (Vietnam) Co., Ltd.	100%	Woodpecker Asia Tech PTE Ltd.	Vietnam
Hague Reinsurance Management N.V.	100%	AEGON Digital Investments Holding B.V.	Netherlands
Horizons Acquisition 5, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Horizons St. Lucie Development, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Hubei Xinhuaxin Insurance Sales Company Limited	12.40%	AEGON International B.V.	China
Imani FE, L.P.	Other Manner of Control	TAH Imani Fe GP, LLC	CA, USA
Imani FE, L.P.	99.99%	Garnet LIHTC Fund XIV, LLC	CA, USA
Investors Warranty of America, LLC	100%	RCC North America LLC	IA, USA
Ironwood Re Corp.	100%	Commonwealth General Corporation	HI, USA
IZNES SAS	4.31%	La Banque Postale Asset Management	France
Kognita Lab S.A.	8.74%	Mongeral AEGON Holding Ltda.	Brazil
La Banque Postale Asset Management	25%	AEGON Asset Management Holding B.V.	France
La Banque Postale Asset Management	75%	La Banque Postale Asset Management	France
LBPAM Private Debt GP Lux SARL	100%	La Banque Postale Asset Management	Luxembourg
LCS Associates, LLC	100%	RCC North America LLC	DE, USA
Life Investors Alliance LLC	100%	Transamerica Life Insurance Company	DE, USA
LIHTC Fund 53, LLC	Other Manner of Control	Aegon Community Investments 53, LLC	DE, USA
LIHTC Fund 56, LLC	Other Manner of Control	Aegon Community Investments 56, LLC	DE, USA
LIHTC Fund 59, LLC	Other Manner of Control	Aegon Community Investments 56, LLC	DE, USA
LIHTC Fund XLIX, LLC	Other Manner of Control	Garnet Community Investments XLIX, LLC	DE, USA
LIHTC Fund XLV, LLC	Other Manner of Control	Garnet Community Investments XLV, LLC	DE, USA
LIICA Re II, Inc.	100%	Transamerica Life Insurance Company	VT, USA
Lochside Nominees Limited	100%	Cofunds Limited	United Kingdom
Longevity Services Consultoria e Serviços Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
MAG Consultoria de Investimentos Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
MAG Instituição de Pagamento Ltda.	100%	Mongeral Aegon Holding Financeira	Brazil
MAG Tanure Holding Participações S.A.	50%	Mongeral AEGON Holding Ltda.	Belo Horizonte, Minas Gerais
Minster Nominees Limited	100%	Cofunds Limited	United Kingdom
Mitigation Manager LLC	100%	RCC North America LLC	DE, USA
Momentum Group Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Money Services, Inc.	100%	AUSA Holding, LLC	DE, USA
Mongeral Aegon Administração de Benefícios LTDA.	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral Aegon Capitalização S.A.	100%	Mongeral AEGON Seguros e Previdência SA	Brazil
Mongeral Aegon Gestão de Fundos Imobiliários Ltda	20%	Mongeral AEGON Investimentos Ltda.	Brazil
Mongeral Aegon Holding Financeira	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral AEGON Holding Ltda.	50%	AEGON Brazil Holding II B.V.	Brazil
Mongeral AEGON Investimentos Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral Aegon Renda Variavel Ltda	100%	Mongeral AEGON Investimentos Ltda.	Brazil
Mongeral AEGON Seguros e Previdência SA	50%	AEGON Brazil Holding B.V.	Brazil
Monumental General Administrators, Inc.	100%	AUSA Holding, LLC	MD, USA
MT ADMINISTRADORA E CORRETORA DE SEGUROS LTDA	90%	Mongeral AEGON Holding Ltda.	Brazil
Natural Resources Alternatives Portfolio 3, LLC	85%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio 3, LLC	15%	Transamerica Financial Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	32%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	64%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	35%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	60%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	5%	Transamerica Financial Life Insurance Company	DE, USA
NEWCAST PROPERTY DEVELOPMENTS (ONE) LIMITED	100%	AEGON UK Property Fund Limited	United Kingdom

NEWCAST PROPERTY DEVELOPMENTS (TWO) LIMITED	100%	AEGON UK Property Fund Limited	United Kingdom
Nomagon Title Grandparent, LLC	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Nomagon Title Holding 1, LLC	100%	Nomagon Title Parent, LLC	DE, USA
Nomagon Title Parent, LLC	100%	Nomagon Title Grandparent, LLC	DE, USA
North Westerly Holding B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
Origen Financial Services Limited	100%	Momentum Group Limited	United Kingdom
Origen Limited	100%	Momentum Group Limited	United Kingdom
Origen Trustee Services Limited	100%	Momentum Group Limited	United Kingdom
Osceola Mitigation Partners, LLC	50%	Mitigation Manager LLC	FL, USA
Pearl Holdings, Inc. I	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Pearl Holdings, Inc. II	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Pension Geeks Limited	100%	AEGON UK plc	United Kingdom
Peoples Benefit Services, LLC	100%	Transamerica Life Insurance Company	PA, USA
Phinance Spółka Akcyjna	44%	AEGON Growth Capital Fund I GP B.V.	Poland
Placer 400 Investors, LLC	50%	RCC North America LLC	CA, USA
PSL Acquisitions Operating, LLC	100%	RCC North America LLC	IA, USA
PT Futuready Insurance Broker	80%	AEGON DMS Holding B.V.	Indonesia
PT. Aegon Insights Indonesia	0.84%	Aegon Insights Limited	Indonesia
PT. Aegon Insights Indonesia	99.16%	AEGON DMS Holding B.V.	Indonesia
RCC North America LLC	100%	Transamerica Corporation	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	2.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	30.75%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	22.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	37.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	7.50%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	1%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	25.60%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	73.40%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3A, Inc.	90.60%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3A, Inc.	9.40%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	32%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	64%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	64%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	32%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
River Ridge Insurance Company	100%	AEGON Management Company	VT, USA
Rock Springs Drive, LLC	98%	Investors Warranty of America, LLC	MD, USA
SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.	51%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.	51%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
Scottish Equitable (Managed Funds) Limited	Other Manner of Control	Scottish Equitable Holdings Limited	United Kingdom
Scottish Equitable (Managed Funds) Limited	100%	Scottish Equitable plc	United Kingdom
Scottish Equitable Holdings Limited	100%	AEGON UK plc	United Kingdom
Scottish Equitable plc	100%	Scottish Equitable Holdings Limited	United Kingdom
Scottish Equitable plc	Other Manner of Control	AEGON UK plc	United Kingdom
Second FGP LLC	100%	FGH USA LLC	DE, USA
Serenitas, S.L.U.	100%	Aegon Iberia Holding BV, Sucursal en España	Spain
Seventh FGP LLC	100%	FGH USA LLC	DE, USA
Sicoob Seguradora de Vida e Previdência S.A.	50%	Mongeral AEGON Seguros e Previdência SA	Brazil
Simple2u Seguros S.A.	100%	Mongeral AEGON Seguros e Previdência SA	Brazil
St. Lucie West Development Company, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Stonebridge Benefit Services, Inc.	100%	Commonwealth General Corporation	DE, USA
TA Private Equity Assets, LLC	100%	Transamerica Life Insurance Company	DE, USA
TA-APOP I, LLC	100%	Transamerica Life Insurance Company	DE, USA
TA-APOP I-A, LLC	90%	Transamerica Life Insurance Company	DE, USA
TA-APOP I-A, LLC	10%	Transamerica Financial Life Insurance Company	DE, USA
TA-APOP II, LLC	73.19%	Transamerica Life Insurance Company	DE, USA
TA-APOP II, LLC	24.40%	Transamerica Financial Life Insurance Company	DE, USA
TABR Realty Services, LLC	100%	AUSA Holding, LLC	DE, USA
TAH Imani Fe GP, LLC	100%	Garnet Assurance Corporation	CA, USA
TAH Pentagon Funds, LLC	100%	Transamerica Affordable Housing, Inc.	IA, USA
TAHP Fund 1, LLC	100%	Garnet LIHTC Fund IX, LLC	DE, USA
TAHP Fund 2, LLC	100%	Garnet LIHTC Fund VIII, LLC	DE, USA
TAHP Fund VII, LLC	100%	Garnet LIHTC Fund XIX, LLC	DE, USA
TAH-Solar SLP, LLC	100%	Transamerica Affordable Housing, Inc.	IA, USA
Tenet Group Limited (Minority Shareholding)	23.27%	AEGON UK plc	United Kingdom
THH Acquisitions, LLC	100%	Transamerica Life Insurance Company	IA, USA
TLIC Oakbrook Reinsurance Inc.	100%	Transamerica Life Insurance Company	IA, USA
TLIC Watertree Reinsurance Inc.	100%	Transamerica Life Insurance Company	IA, USA
Tradition Development Company, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Tradition Land Company, LLC	100%	RCC North America LLC	IA, USA
Transamerica (Bermuda) Services Center, Ltd.	100%	AEGON International B.V.	Bermuda
Transamerica Affordable Housing, Inc.	100%	TABR Realty Services, LLC	CA, USA
Transamerica Agency Network, LLC	100%	AUSA Holding, LLC	IA, USA
Transamerica Asset Holding, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Asset Management, Inc.	23%	AUSA Holding, LLC	CO, USA
Transamerica Asset Management, Inc.	77%	Transamerica Life Insurance Company	CO, USA
Transamerica Bermuda Re, Ltd.	100%	Transamerica Life Insurance Company	Bermuda

Transamerica Capital, LLC	100%	AUSA Holding, LLC	CO, USA
Transamerica Casualty Insurance Company	100%	Transamerica Corporation	IA, USA
Transamerica Corporation	100%	AEGON International B.V.	DE, USA
Transamerica Corporation	100%	Transamerica Corporation	OR, USA
Transamerica Direct Marketing Asia Pacific Pty. Ltd.	100%	AEGON DMS Holding B.V.	Australia
Transamerica Direct Marketing Consultants Private Limited	100%	AEGON DMS Holding B.V.	India
Transamerica Finance Corporation	100%	Transamerica Corporation	DE, USA
Transamerica Financial Advisors, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Financial Life Insurance Company	100%	Transamerica Corporation	NY, USA
Transamerica Fund Services, Inc.	55.87%	AUSA Holding, LLC	CO, USA
Transamerica Fund Services, Inc.	44.13%	Transamerica Life Insurance Company	CO, USA
Transamerica Health Savings Solutions, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Insurance Marketing Asia Pacific Pty. Ltd.	100%	Transamerica Direct Marketing Asia Pacific Pty. Ltd.	Australia
Transamerica International Direct Marketing Consultants, LLC	49%	AEGON Direct Marketing Services, Inc.	MD, USA
Transamerica Investors Securities, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Life (Bermuda) Ltd.	100%	Transamerica Life Insurance Company	Bermuda
Transamerica Life Insurance Company	100%	Commonwealth General Corporation	IA, USA
Transamerica Life International (Bermuda) Ltd	100%	AEGON International B.V.	Bermuda
Transamerica Pacific Re, Inc.	100%	Transamerica Life Insurance Company	VT, USA
Transamerica Pyramid Properties, LLC	100%	Transamerica Life Insurance Company	DE, USA
Transamerica Resources, Inc.	100%	Monumental General Administrators, Inc.	MD, USA
Transamerica Retirement Advisors, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Retirement Insurance Agency, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Retirement Solutions, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Stable Value Solutions Inc.	100%	Commonwealth General Corporation	DE, USA
Transamerica Travel and Conference Services, LLC	100%	Money Services, Inc.	IA, USA
Transamerica Trust Company	100%	AUSA Holding, LLC	IA, USA
Transamerica Ventures Fund II, LLC	100%	AUSA Holding, LLC	DE, USA
ULI Funding, LLC	100%	AUSA Holding, LLC	IA, USA
United Financial Services, Inc.	100%	Transamerica Corporation	MD, USA
WFG Insurance Agency of Puerto Rico, Inc.	100%	World Financial Group Insurance Agency, LLC	Puerto Rico
WFG Properties Holdings, LLC	100%	World Financial Group, Inc.	GA, USA
WFG Securities Inc.	100%	World Financial Group Holding Company of Canada Inc.	Canada
Winsocial Administradora de Benefícios Ltda.	50.00%	AEGON Brazil Holding II B.V.	Brazil
Woodpecker Asia Holding I B.V.	100%	Woodpecker Holding B.V.	Netherlands
Woodpecker Asia Holding II B.V.	100%	Woodpecker Holding B.V.	Netherlands
Woodpecker Asia Tech PTE Ltd.	100%	Woodpecker Holding B.V.	Singapore
Woodpecker Holding B.V.	50.00%	AEGON International B.V.	Netherlands
World Financial Group Holding Company of Canada Inc.	100%	Commonwealth General Corporation	Canada
World Financial Group Insurance Agency of Canada Inc.	100%	World Financial Group Holding Company of Canada Inc.	Canada
World Financial Group Insurance Agency of Hawaii, Inc.	100%	World Financial Group Insurance Agency, LLC	HI, USA
World Financial Group Insurance Agency of Massachusetts, Inc	100%	World Financial Group Insurance Agency, LLC	MA, USA
World Financial Group Insurance Agency of Wyoming, Inc.	100%	World Financial Group Insurance Agency, LLC	WY, USA
World Financial Group Insurance Agency, LLC	100%	AUSA Holding, LLC	CA, USA
World Financial Group, Inc.	100%	Transamerica Asset Holding, LLC	DE, USA
Yarra Rapids, LLC	49.00%	Real Estate Alternatives Portfolio 4 MR, LLC	DE, USA
Zahorik Company, Inc.	100%	AUSA Holding, LLC	CA, USA
Zero Beta Fund, LLC	50.14%	Transamerica Life Insurance Company	DE, USA
Zero Beta Fund, LLC	33.28%	Transamerica Life Insurance Company	DE, USA
Zero Beta Fund, LLC	16.58%	Transamerica Financial Life Insurance Company	DE, USA

Item 30.  Indemnification

Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney’s fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 Principal Underwriters

(a) Transamerica Capital, LLC serves as the principal underwriter for:

Transamerica Capital, LLC serves as the principal underwriter for the Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Variable Life Separate Account II, Retirement Builder Variable Annuity Account, Separate Account Fund B, Separate Account Fund C, Separate Account VA AA, Separate Account VA B, Separate Account VA BB, Separate Account VA CC, Separate Account VA DD, Separate Account VA FF, Separate Account VA HH, Separate Account VA Q, Separate Account VA U, Separate Account VA V, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account VL, Separate Account VL E, Separate Account VUL-A, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Variable Life Account A, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, and WRL Series Life Corporate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, LLC serves as principal underwriter for ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, ML of New York Variable Life Separate Account II, Separate Account VA BNY, Separate Account VA QNY, Separate Account VA-2LNY, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Separate Account B, TFLIC Separate Account C, TFLIC Separate Account VNY, TFLIC Pooled Account No. 44, TFLIC Series Annuity Account, TFLIC Series Life Account, and Transamerica Variable Funds. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, LLC also serves as principal underwriter for Transamerica Series Trust and Transamerica Funds.

(b) Directors and Officers of Transamerica Capital, LLC:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Manager, Treasurer and Chief Financial Officer
Rob Carney	(3)	Manager, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Vice President and Chief Compliance Officer
Timothy Ackerman	(3)	Manager and Vice President
Mark Halloran	(3)	Manager
Jennifer Pearce	(3)	Vice President
Daniel Goodman	(1)	Secretary
David Cheung	(3)	Assistant Secretary

(1) 100 Light Street, Floor B1, Baltimore, MD 21202

(2) 6400 C Street SW, Cedar Rapids, IA 52499-0001

(3) 1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, LLC	$ 0	0	0	0

(1) Fiscal Year 2020

Item 32. Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202

Item 33. Management Services

Not Applicable

Item 34. Fee Representation

The Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on June 13, 2025.

TRANSAMERICA VARIABLE FUNDS Registrant

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Jaime Ohl * Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 13, 2025.

Signatures	Title

* Jamie Ohl	Director and President (principal executive officer)

* Bonnie T. Gerst	Director, President, Financial Assets (principal accounting officer)

* Maurice Perkins	Director and Chief Corporate Affairs Officer

* Andrew S. Williams	Director, Assistant Secretary, General Counsel and Senior Vice President

* Matt Kepler	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)

* Chris Giovanni	Director, Chief Strategy & Development Officer and Senior Vice President

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

/s/Brian Stallworth Brian Stallworth	Assistant Secretary

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.